Quarterly Report
March 31, 2024
MFS®  Global Growth Portfolio
MFS® Variable Insurance Trust II
WGO-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Alcoholic Beverages – 1.5%
Diageo PLC	4,998	$184,547
Kweichow Moutai Co. Ltd., “A”	2,600	612,601
		$797,148
Apparel Manufacturers – 3.6%
Burberry Group PLC	9,323	$142,734
LVMH Moet Hennessy Louis Vuitton SE	1,041	936,314
NIKE, Inc., “B”	8,910	837,362
		$1,916,410
Automotive – 0.9%
Aptiv PLC (a)	6,121	$487,538
Broadcasting – 1.4%
Walt Disney Co.	5,880	$719,477
Brokerage & Asset Managers – 1.7%
Brookfield Asset Management Ltd.	9,788	$411,161
Charles Schwab Corp.	6,583	476,214
		$887,375
Business Services – 7.5%
Accenture PLC, “A”	3,946	$1,367,723
CGI, Inc. (a)	7,434	820,152
Equifax, Inc.	559	149,544
Experian PLC	6,243	272,161
Fiserv, Inc. (a)	5,314	849,283
Thompson Reuters Corp.	1,550	241,217
TransUnion	1,145	91,371
Verisk Analytics, Inc., “A”	809	190,706
		$3,982,157
Computer Software – 8.0%
Adobe Systems, Inc. (a)	844	$425,882
Microsoft Corp.	9,122	3,837,808
		$4,263,690
Computer Software - Systems – 3.6%
Apple, Inc.	6,566	$1,125,938
Cap Gemini S.A.	2,019	464,609
Samsung Electronics Co. Ltd.	5,147	315,033
		$1,905,580
Construction – 2.2%
Otis Worldwide Corp.	5,945	$590,160
Sherwin-Williams Co.	1,615	560,938
		$1,151,098
Consumer Products – 3.3%
Church & Dwight Co., Inc.	9,755	$1,017,544
Estée Lauder Cos., Inc., “A”	4,726	728,513
		$1,746,057

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 5.9%
Amphenol Corp., “A”	9,734	$1,122,817
Hubbell, Inc.	1,689	701,020
Schneider Electric SE	3,588	811,537
TE Connectivity Ltd.	3,564	517,635
		$3,153,009
Electronics – 7.5%
Analog Devices, Inc.	4,966	$982,225
NVIDIA Corp.	1,264	1,142,100
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,785	1,603,349
Texas Instruments, Inc.	1,575	274,381
		$4,002,055
Food & Beverages – 2.5%
McCormick & Co., Inc.	8,241	$632,991
Nestle S.A.	4,345	461,312
PepsiCo, Inc.	1,341	234,688
		$1,328,991
General Merchandise – 1.7%
B&M European Value Retail S.A.	79,811	$549,803
Dollarama, Inc.	4,641	353,553
		$903,356
Insurance – 2.8%
Aon PLC	3,136	$1,046,546
Marsh & McLennan Cos., Inc.	2,226	458,511
		$1,505,057
Internet – 8.3%
Alphabet, Inc., “A” (a)	10,881	$1,642,269
Gartner, Inc. (a)	1,565	745,989
NAVER Corp.	4,947	688,630
Tencent Holdings Ltd.	34,000	1,319,705
		$4,396,593
Leisure & Toys – 0.5%
Electronic Arts, Inc.	2,151	$285,373
Machinery & Tools – 3.2%
Daikin Industries Ltd.	5,000	$680,407
Eaton Corp. PLC	2,335	730,108
Veralto Corp.	3,300	292,578
		$1,703,093
Medical & Health Technology & Services – 1.8%
ICON PLC (a)	2,874	$965,520
Medical Equipment – 10.4%
Abbott Laboratories	769	$87,404
Agilent Technologies, Inc.	7,813	1,136,870
Becton, Dickinson and Co.	2,606	644,855
Boston Scientific Corp. (a)	10,967	751,130
Danaher Corp.	2,372	592,336
Mettler-Toledo International, Inc. (a)	245	326,166
STERIS PLC	4,461	1,002,922
Stryker Corp.	1,021	365,385

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc.	1,005	$584,116
		$5,491,184
Other Banks & Diversified Financials – 9.2%
Credicorp Ltd.	3,623	$613,845
HDFC Bank Ltd.	60,290	1,046,658
Julius Baer Group Ltd.	3,931	227,007
Mastercard, Inc., “A”	889	428,116
Moody's Corp.	1,797	706,275
Visa, Inc., “A”	6,589	1,838,858
		$4,860,759
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	3,413	$534,643
Railroad & Shipping – 2.5%
Canadian Pacific Kansas City Ltd.	15,124	$1,333,483
Restaurants – 1.2%
Starbucks Corp.	7,205	$658,465
Specialty Chemicals – 0.8%
Sika AG	1,341	$399,393
Specialty Stores – 2.7%
Ross Stores, Inc.	5,520	$810,115
TJX Cos., Inc.	6,072	615,822
		$1,425,937
Telecommunications - Wireless – 2.3%
American Tower Corp., REIT	3,704	$731,873
Cellnex Telecom S.A.	13,017	460,202
		$1,192,075
Utilities - Electric Power – 0.7%
Xcel Energy, Inc.	7,106	$381,947
Total Common Stocks		$52,377,463
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 5.38% (v)	773,151	$773,306

Other Assets, Less Liabilities – (0.2)%		(105,515)
Net Assets – 100.0%		$53,045,254
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $773,306 and $52,377,463, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$52,377,463	$—	$—	$52,377,463
Mutual Funds	773,306	—	—	773,306
Total	$53,150,769	$—	$—	$53,150,769
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$197,415	$2,178,544	$1,602,593	$(41)	$(19)	$773,306
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,727	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2024, are as follows:
United States	70.8%
Canada	6.0%
France	4.2%
China	3.6%
Taiwan	3.0%
United Kingdom	2.2%
Switzerland	2.0%
India	2.0%
South Korea	1.9%
Other Countries	4.3%